SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Revenues	$ 8,885	$ 6,597	$ 4,652
Net income attributable to partnership	394	233	410
Statement of financial position [abstract]
Current assets	3,711	5,841
Non-current assets	57,620	50,467
Current liabilities	5,524	5,439
Non-current liabilities	34,134	28,692
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,687	2,039
BIPC exchangeable shares	638	0
Non-controlling interest—Exchange LP	12	18
In operating subsidiaries	13,954	14,113
Preferred unitholders	1,130	935
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	141	52	192
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	5,363	5,983
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
BIPC exchangeable shares	0
Non-controlling interest—Exchange LP	0	0
In operating subsidiaries	0	0
Preferred unitholders	0	0
The Fincos
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	2,027	1,655
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
BIPC exchangeable shares	0
Non-controlling interest—Exchange LP	0	0
In operating subsidiaries	0	0
Preferred unitholders	0	0
BIPIC
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	944	889
Current liabilities	77	75
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
BIPC exchangeable shares	0
Non-controlling interest—Exchange LP	0	0
In operating subsidiaries	0	0
Preferred unitholders	0	0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	5	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	2,238	0
Current liabilities	0	0
Non-current liabilities	591	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
BIPC exchangeable shares	0
Non-controlling interest—Exchange LP	0	0
In operating subsidiaries	0	0
Preferred unitholders	0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	389	233	410
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	7,232	8,905
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
BIPC exchangeable shares	0
Non-controlling interest—Exchange LP	0	0
In operating subsidiaries	0	0
Preferred unitholders	0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	8,885	6,597	4,652
Net income attributable to partnership	(141)	(52)	$ (192)
Statement of financial position [abstract]
Current assets	3,711	5,841
Non-current assets	41,843	34,690
Current liabilities	5,447	5,364
Non-current liabilities	31,516	27,037
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,687	2,039
BIPC exchangeable shares	638
Non-controlling interest—Exchange LP	12	18
In operating subsidiaries	13,954	14,113
Preferred unitholders	$ 1,130	$ 935